Offerings	Dec. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $.01 par value per share
Maximum Aggregate Offering Price	$ 250,000,000
Amount of Registration Fee	$ 34,525
Offering Note
(1) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-273784, filed with the Securities and Exchange Commission (the “SEC”) on August 8, 2023 (the “Registration Statement”), except with respect to unsold securities that have been previously registered.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $.01 par value per share
Maximum Aggregate Offering Price	$ 750,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-273784
Carry Forward Initial Effective Date	Aug. 08, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 81,825
Offering Note	(2) Healthcare Realty Trust Incorporated (formerly known as Healthcare Trust of America, Inc.) previously registered shares of common stock having an aggregate offering price of up to $750,000,000, offered by means of a 424(b)(5) prospectus supplement, dated March 5, 2021, pursuant to a Registration Statement on Form S-3 (File No. 333-253600), filed with the SEC on February 26, 2021 (the “Prior Registration Statement”). All such shares remained unsold and were carried forward to the Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the $81,825 filing fee previously paid in connection with such unsold shares (based on the filing fee rate in effect at the time such shares were initially registered) will continue to be applied to such unsold shares. The offering of the unsold shares under the Prior Registration Statement was deemed terminated on August 8, 2023 upon the immediate effectiveness of the Registration Statement (File No. 333-273784).